Schedule of Investments
May 31, 2025
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–78.65%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 04/15/2030(a)	$2,000,000	$1,999,926
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	1,500,000	1,447,514
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,816,116
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,563,104
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,575,742	1,580,416
Series 2025-HB1, Class A1, 6.12% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(c)	534,771	537,254
AutoNation Finance Trust, Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,019,057
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,054,158
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,122,246
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.69%, 09/15/2048(d)	11,839,720	332
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,163,138
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,712,302
Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,541,526
Series 2021-BN31, Class A1, 0.46%, 02/15/2054	450	449
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 4.96%, 12/15/2051(b)	2,500,000	2,247,888
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	702,032
Series 2023-C22, Class AS, 7.13%, 11/15/2056(b)	3,000,000	3,305,019
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,042,889
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	198,070	192,111
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,676,479
Series 2022-B37, Class AS, 5.75%, 11/15/2055(b)	4,000,000	4,014,413
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,121,540
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,214,057
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,971,381
Principal Amount		Value
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(b)	$1,066,000	$1,128,398
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class B, 5.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(c)	1,300,000	1,292,500
Series 2021-VOLT, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)(c)	2,000,000	1,988,573
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	118,571
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,952,076
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	769,943	695,328
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,122,207	1,029,594
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	2,378,438	2,400,250
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,922,947
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(b)	856,311	858,169
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	160,749	157,245
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,635,338	1,473,979
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,660,556
Series 2022-ATH3, Class A3, 6.39%, 08/25/2067(a)(b)	2,890,383	2,885,919
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(b)	3,000,000	2,139,803
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	380,832	372,457
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	537,983
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,100,100	952,477
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(b)	1,957,901	1,714,249
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,709,264	1,713,485
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	3,082,844	3,071,548
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	$1,200,000	$1,213,000
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.67%, 02/10/2056(d)	55,922,173	901,102
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.40%, 09/25/2048(a)(b)	1,391,498	1,303,869
Series 2018-5, Class B2, 4.40%, 09/25/2048(a)(b)	1,667,342	1,558,184
Series 2018-6RR, Class B2, 4.91%, 10/25/2048(a)(b)	2,448,616	2,378,515
Series 2018-6RR, Class B3, 4.91%, 10/25/2048(a)(b)	2,448,616	2,373,111
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,059,468
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,962,081
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,783,176
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,183,363
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,681,005
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,515,863
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	949,730
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,412,218
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)	3,091,647	3,071,304
Series 2022-1, Class M1, 5.04%, 07/25/2067(a)(b)	2,878,000	2,808,063
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,524,410
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,514,289
JP Morgan Mortgage Trust, Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(b)	1,192,683	1,193,377
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,445,590	1,375,036
Metronet Infrastructure LLC, 6.01%, 07/20/2055(e)	750,000	743,231
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	97,557
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,803,283	1,827,347
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,079,038
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,013,436
Principal Amount		Value
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	$4,743,243	$4,714,976
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	978,891	976,437
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,378,867	2,377,754
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	1,042,503	1,047,611
Series 2025-HE1, Class A1, 5.92% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(c)	591,169	589,514
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	2,335,076	2,357,576
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,121,728
Rad CLO 18 Ltd. (Cayman Islands),
Series 2023-18A, Class B, 6.81% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(c)	2,500,000	2,500,125
Series 2023-18A, Class BR, 0.00% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(c)(f)	2,500,000	2,504,805
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,176,682
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	1,708,327	1,555,706
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	1,861,897	1,833,442
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.96%, 03/27/2062(a)(b)	4,000,000	3,127,418
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	2,000,250	1,952,087
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,517,416
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	860,675	879,796
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,263,625	2,230,510
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	841,649
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,831,299	1,792,644
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,707,643	1,556,249
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,030,000	2,770,656
TierPoint Issuer LLC,
Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	666,667	667,464
Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	4,000,000	4,035,330
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051(b)	4,633,000	4,482,592
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)	$1,319,349	$1,319,347
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,700,957	1,716,641
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,060,302
Voya CLO Ltd., Series 2014-1A, Class CR2, 7.33% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(c)	1,300,000	1,302,821
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	2,647,358	2,543,892
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,497,186
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,108,144	1,076,439
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,347,493	1,181,202
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,310,999	3,034,842
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	560,762	576,187
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,024,994
Total Asset-Backed Securities (Cost $221,521,266)		211,577,247
U.S. Government Sponsored Agency Mortgage-Backed Securities–22.96%
Collateralized Mortgage Obligations–1.22%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(g)	11,911,242	1,571,277
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(g)	13,072,635	1,723,525
		3,294,802
Federal Home Loan Mortgage Corp. (FHLMC)–3.76%
6.50%, 06/01/2029 to 08/01/2032	1,376	1,423
7.00%, 03/01/2032 to 05/01/2032	303	316
5.50%, 05/01/2053	6,085,603	6,077,038
6.00%, 06/01/2053	3,974,445	4,029,376
		10,108,153
Federal National Mortgage Association (FNMA)–3.11%
6.50%, 02/01/2028 to 10/01/2036	1,625	1,678
7.00%, 06/01/2029	64	66
8.00%, 10/01/2029	7	8
6.00%, 06/01/2053	8,231,170	8,372,446
		8,374,198
Principal Amount		Value
Government National Mortgage Association (GNMA)–12.71%
8.00%, 10/15/2025 to 12/15/2030	$111,177	$116,162
6.95%, 11/20/2026	3,861	3,866
7.00%, 02/15/2027 to 12/15/2036	160,007	161,847
6.50%, 10/15/2027 to 09/15/2032	227	230
8.50%, 01/15/2037	11,050	11,041
TBA, 2.50%, 06/01/2055(h)	3,120,000	2,614,301
3.00%, 06/01/2055(h)	2,280,000	1,986,715
5.00%, 06/01/2055(h)	13,550,000	13,147,668
5.50%, 06/01/2055(h)	12,500,000	12,413,574
6.00%, 06/01/2055(h)	3,700,000	3,736,429
		34,191,833
Uniform Mortgage-Backed Securities–2.16%
TBA, 2.50%, 06/01/2055(h)	2,190,000	1,784,053
3.00%, 06/01/2055(h)	2,840,000	2,416,992
6.00%, 06/01/2055(h)	1,580,000	1,595,670
		5,796,715
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $61,297,114)		61,765,701

Agency Credit Risk Transfer Notes–5.69%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 7.57% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(c)	2,500,000	2,607,863
Series 2023-R08, Class 1M2, 6.82% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(c)	785,000	809,377
Series 2025-R02, Class 1M1, 5.47% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(c)	674,233	674,068
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.22% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(c)	3,000,000	3,093,047
Series 2022-DNA4, Class M1, STACR®, 7.67% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(c)	1,000,000	1,040,192
Series 2022-DNA6, Class M1, STACR®, 8.02% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(c)	2,250,000	2,370,167
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(c)	3,000,000	3,131,759
Series 2023-HQA3, Class M2, STACR®, 7.67% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(c)	1,500,000	1,580,570
Total Agency Credit Risk Transfer Notes (Cost $14,999,858)		15,307,043
U.S. Treasury Securities–4.81%
U.S. Treasury Bills–0.50%
4.08% - 4.12%, 05/14/2026(i)(j)	1,409,000	1,355,735
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
U.S. Treasury Notes–4.31%
4.25%, 11/30/2026	$2,500,000	$2,508,887
3.88%, 03/31/2027	1,000,000	998,965
4.50%, 05/31/2029	1,000,000	1,021,348
4.13%, 10/31/2029	4,000,000	4,029,609
4.25%, 01/31/2030	3,000,000	3,037,617
		11,596,426
Total U.S. Treasury Securities (Cost $12,840,637)		12,952,161
Shares
Preferred Stocks–1.22%
Mortgage REITs–1.22%
Chimera Investment Corp., 7.75%, Series C, Pfd.(k)	26,638	606,281
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	1,691,122
Shares		Value
Mortgage REITs–(continued)
Redwood Trust, Inc., 10.00%, Pfd.(k)	40,000	$980,000
Total Preferred Stocks (Cost $3,286,268)		3,277,403
Money Market Funds–2.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(l)(m)	3,717,458	3,717,458
Invesco Treasury Portfolio, Institutional Class, 4.22%(l)(m)	2,478,306	2,478,306
Total Money Market Funds (Cost $6,195,764)		6,195,764
TOTAL INVESTMENTS IN SECURITIES–115.63% (Cost $320,140,907)		311,075,319
OTHER ASSETS LESS LIABILITIES—(15.63)%		(42,058,409)
NET ASSETS–100.00%		$269,016,910
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $178,698,476, which represented 66.43% of the Fund’s Net Assets.

(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2025.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31,
2025.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Zero coupon bond issued at a discount.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,003,437	$11,432,788	$(10,718,767)	$-	$-	$3,717,458	$28,886
Invesco Treasury Portfolio, Institutional Class	2,002,292	7,621,859	(7,145,845)	-	-	2,478,306	19,101
Total	$5,005,729	$19,054,647	$(17,864,612)	$-	$-	$6,195,764	$47,987

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	153	September-2025	$31,737,938	$5,173	$5,173
U.S. Treasury 5 Year Notes	131	September-2025	14,172,563	70,418	70,418
Subtotal—Long Futures Contracts				75,591	75,591
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	123	September-2025	$(13,622,250)	$(77,080)	$(77,080)
U.S. Treasury 10 Year Ultra Notes	24	September-2025	(2,701,125)	(19,731)	(19,731)
U.S. Treasury Long Bonds	162	September-2025	(18,270,563)	(236,954)	(236,954)
U.S. Treasury Ultra Bonds	64	September-2025	(7,428,000)	(10,617)	(10,617)
Subtotal—Short Futures Contracts				(344,382)	(344,382)
Total Futures Contracts				$(268,791)	$(268,791)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$210,834,016	$743,231	$211,577,247
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	61,765,701	—	61,765,701
Agency Credit Risk Transfer Notes	—	15,307,043	—	15,307,043
U.S. Treasury Securities	—	12,952,161	—	12,952,161
Preferred Stocks	3,277,403	—	—	3,277,403
Money Market Funds	6,195,764	—	—	6,195,764
Total Investments in Securities	9,473,167	300,858,921	743,231	311,075,319
Other Investments - Assets*
Futures Contracts	75,591	—	—	75,591
Other Investments - Liabilities*
Futures Contracts	(344,382)	—	—	(344,382)
Total Other Investments	(268,791)	—	—	(268,791)
Total Investments	$9,204,376	$300,858,921	$743,231	$310,806,528

*	Unrealized appreciation (depreciation).
Invesco Income Fund